DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 87.3%

Argentina - 4.5%
2,750,000	Adecoagro S.A.	6.00%		09/21/2027	2,640,000
2,350,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	2,044,523
9,650,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	8,395,597
16,145,000	Pampa Energia S.A.	7.50%		01/24/2027	15,014,850
10,365,656	Stoneway Capital Corporation	10.00%		03/01/2027	9,821,563
13,200,000	YPF S.A.	8.50%		07/28/2025	13,253,856
5,200,000	YPF S.A.	6.95%		07/21/2027	4,736,940

					55,907,329

Brazil - 15.0%
18,400,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	19,251,000
200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	202,500
18,700,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	17,844,475
3,000,000	Braskem Finance Ltd.	5.75%		04/15/2021	3,140,625
4,700,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	4,141,875
7,631,000	Cosan Overseas Ltd.	8.25%	†	08/05/2019	7,917,163
5,100,000	CSN Islands Corporation	7.00%	†	09/23/2019	4,628,250
4,900,000	CSN Resources S.A.	7.63%		02/13/2023	5,187,875
7,100,000	CSN Resources S.A.	7.63%	^	04/17/2026	7,549,678
600,000	CSN Resources S.A.	7.63%		04/17/2026	638,001
8,200,000	ESAL GmBH	6.25%		02/05/2023	8,394,750
800,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	826,500
1,929,352	Invepar Holdings	0.00%	ΩÞ	12/30/2028	82,503
3,800,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	4,043,238
10,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	10,273,000
3,555,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	3,625,211
1,500,000	JBS Investments GmbH	7.25%		04/03/2024	1,560,627
8,300,000	JBS Investments GmbH	7.00%	^	01/15/2026	9,009,650
15,200,000	JSL Europe S.A.	7.75%		07/26/2024	15,542,000
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,659,985
500,000	MARB BondCo PLC	7.00%		03/15/2024	522,855
10,880,000	MARB BondCo PLC	6.88%		01/19/2025	11,391,142
11,260,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	11,768,389
6,907,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	6,932,901
3,000,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	3,165,750
14,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	14,942,070
3,450,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	3,867,485
3,750,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	4,001,250
1,700,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	1,816,875
2,400,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	2,868,000

					188,795,623

Chile - 9.7%
500,000	AES Gener S.A.	5.00%		07/14/2025	519,422
3,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,525,258
9,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	9,614,340
2,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,096,745
1,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	1,561,875
5,700,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	6,020,625
6,500,000	ECL S.A.	5.63%		01/15/2021	6,793,504
8,000,000	Embotelladora Andina S.A.	5.00%		10/01/2023	8,617,455
2,260,700	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,367,383
8,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,752,409
8,392,000	ENTEL Chile S.A.	4.75%		08/01/2026	8,890,177
14,600,000	Geopark Ltd.	6.50%		09/21/2024	15,092,750
6,088,883	Guanay Finance Ltd.	6.00%		12/15/2020	6,195,439
4,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	4,668,184
3,475,000	Latam Finance Ltd.	6.88%		04/11/2024	3,620,985
7,200,000	Latam Finance Ltd.	7.00%	^	03/01/2026	7,534,800
4,000,000	SACI Falabella	3.75%		04/30/2023	4,109,317
900,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	948,375
4,500,000	SUAM Finance B.V.	4.88%		04/17/2024	4,809,375
2,500,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,586,638
900,000	Transelec S.A.	4.63%		07/26/2023	958,500
2,084,000	VTR Finance B.V.	6.88%	^	01/15/2024	2,164,755
11,268,000	VTR Finance B.V.	6.88%		01/15/2024	11,704,635

					122,152,946

China - 1.6%
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	3,909,629
250,000	Syngenta Finance N.V.	4.38%		03/28/2042	212,072
700,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	696,130
15,500,000	Syngenta Finance N.V.	5.68%		04/24/2048	15,414,296

					20,232,127

Colombia - 6.9%
3,150,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	3,472,875
5,700,000	AI Candelaria Spain SLU	7.50%		12/15/2028	6,284,250
900,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	949,734
2,400,000	Bancolombia S.A.	5.13%		09/11/2022	2,524,920
6,550,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	6,726,064
1,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,053,760
1,545,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,614,525
14,179,000	Canacol Energy Ltd.	7.25%		05/03/2025	14,817,055
2,200,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	2,291,322
1,500,000	Ecopetrol S.A.	5.88%		09/18/2023	1,665,000
2,000,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,195,000
1,500,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,592,265
4,568,000	Gilex Holding Sarl	8.50%		05/02/2023	4,848,978
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	374,000
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	10,565,500
2,100,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	2,069,550
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	207,300
4,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	4,167,000
800,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	872,920
800,000	Millicom International Cellular S.A.	6.63%		10/15/2026	872,920
6,700,000	Millicom International Cellular S.A.	5.13%		01/15/2028	6,817,250
6,500,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	6,991,465
2,500,000	Oleoducto Central S.A.	4.00%		05/07/2021	2,552,525
1,100,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,166,000

					86,692,178

Costa Rica - 0.2%
1,731,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	1,772,111
606,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	620,393

					2,392,504

Dominican Republic - 1.6%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	8,146,950
5,247,000	AES Dominicana	7.95%		05/11/2026	5,699,606
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,863,018
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,140,040

					19,849,614

Guatemala - 1.0%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,593,775
4,783,000	Comcel Trust	6.88%		02/06/2024	4,959,373
3,323,000	Energuate Trust	5.88%		05/03/2027	3,410,229
1,000,000	Industrial Senior Trust	5.50%		11/01/2022	1,020,010

					11,983,387

Hong Kong - 1.4%
7,600,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	7,858,093
9,550,000	Radiant Access Ltd.	4.60%	†	05/18/2020	9,304,038

					17,162,131

India - 11.7%
2,000,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,041,271
17,964,000	Bharti Airtel Ltd.	5.13%		03/11/2023	18,899,830
10,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	10,117,858
19,195,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	20,027,177
21,825,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	23,906,487
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	25,395,068
12,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	12,751,925
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	641,181
9,500,000	UPL Corporation	3.25%		10/13/2021	9,511,211
3,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	3,062,613
4,800,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	4,882,963
4,300,000	Vedanta Resources PLC	7.13%		05/31/2023	4,247,325
13,100,000	Vedanta Resources PLC	6.13%		08/09/2024	12,083,284

					147,568,193

Indonesia - 4.5%
13,550,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	12,974,125
8,800,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	8,096,000
9,000,000	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	10,288,050
8,265,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,389,444
6,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,535,741
191,600	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	193,457
11,544,858	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	11,656,762

					58,133,579

Israel - 0.4%
1,300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,338,881
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,406,847
1,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,084,700

					4,830,428

Jamaica - 0.3%
19,583,417	Digicel Group Two Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	4,210,435

					4,210,435

Malaysia - 2.2%
17,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	17,534,657
8,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,127,040
2,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	2,090,926

					27,752,623

Mexico - 11.5%
300,000	Banco Mercantil de Norte	7.50%	#^	12/29/2049	303,600
16,472,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	16,924,980
2,444,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	2,392,089
3,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	3,052,350
6,450,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	6,837,065
19,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	18,354,000
3,061,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,025,829
21,888,750	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	22,600,134
5,800,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	6,097,250
9,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	9,945,000
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	6,077,292
200,000	El Puerto de Liverpool S.A.B. de C.V.	3.88%		10/06/2026	197,852
5,700,000	Fresnillo PLC	5.50%		11/13/2023	6,231,525
4,900,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	5,169,010
1,000,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	753,750
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,354,640
2,200,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	2,304,500
6,480,332	Mexico Generadora de Energia	5.50%		12/06/2032	6,998,759
5,400,000	Petroleos Mexicanos	6.50%		06/02/2041	4,803,300
1,000,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	976,260
17,533,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	16,174,368

					144,573,553

Panama - 6.4%
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	226,000
1,700,000	Banco General S.A.	4.13%		08/07/2027	1,725,517
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	4,025,000
4,600,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	4,807,000
800,000	C&W Senior Financing DAC	7.50%		10/15/2026	836,000
15,743,000	C&W Senior Financing DAC	6.88%		09/15/2027	16,334,937
6,000,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	6,576,000
7,556,487	ENA Norte Trust	4.95%		04/25/2023	7,820,965
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,545,015
2,500,000	Global Bank Corporation	4.50%		10/20/2021	2,575,025
12,200,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	12,749,000
11,104,119	Panama Metro Line SP	0.00%	^	12/05/2022	10,549,024
11,104,119	Panama Metro Line SP	0.00%		12/05/2022	10,549,024

					80,318,507

Paraguay - 0.2%
2,500,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	2,612,500

					2,612,500

Peru - 2.3%
3,900,000	AjeCorporationB.V.	6.50%		05/14/2022	3,724,500
2,100,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	2,189,775
200,000	Inkia Energy Ltd.	5.88%	^	11/09/2027	206,002
10,300,000	Inkia Energy Ltd.	5.88%		11/09/2027	10,609,103
1,700,000	Nexa Resources S.A.	5.38%		05/04/2027	1,793,075
4,700,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	4,795,057
5,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	5,239,750

					28,557,262

Philippines - 1.2%
1,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	998,362
13,500,000	BDO Unibank, Inc.	2.95%		03/06/2023	13,505,592

					14,503,954

Singapore - 4.3%
15,619,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	15,634,619
19,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	19,129,339
6,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	6,420,894
13,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	13,155,740

					54,340,592

Thailand - 0.4%
5,050,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	5,113,903

					5,113,903

Total Foreign Corporate Bonds (Cost $1,081,857,465)					1,097,683,368

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 7.2%
Argentina - 2.3%
13,400,000	Argentine Republic Government International Bond	6.88%		01/26/2027	10,788,675
5,200,000	Argentine Republic Government International Bond	5.88%		01/11/2028	3,968,250
4,200,000	Argentine Republic Government International Bond	6.63%		07/06/2028	3,252,942
15,200,000	Provincia de Buenos Aires	7.88%		06/15/2027	11,362,152

					29,372,019

Colombia - 0.2%
1,100,000	Colombia Government International Bond	4.50%		03/15/2029	1,202,850
1,200,000	Colombia Government International Bond	5.20%		05/15/2049	1,362,912

					2,565,762

Costa Rica - 1.3%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	16,796,158

					16,796,158

Dominican Republic - 0.3%
4,000,000	Dominican Republic International Bond	6.40%	^	06/05/2049	4,195,040

					4,195,040

Indonesia - 2.5%
7,700,000	Perusahaan Penerbit	3.75%		03/01/2023	7,925,610
13,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	14,161,095
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	8,286,863

					30,373,568

Philippines - 0.6%
7,000,000	Philippine Government International Bond	4.20%		01/21/2024	7,521,324

					7,521,324

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $96,056,862)					90,823,871

Exchange Traded Funds and Common Stocks - 0.2%
228,497	Frontera Energy Corporation				2,284,975

Total Exchange Traded Funds and Common Stocks (Cost $20,010,063)					2,284,975

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				1

Total Warrants (Cost $–)					1

Short Term Investments - 5.1%
21,390,054	First American Government Obligations Fund - Class U	2.31%	◆		21,390,054
21,390,053	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		21,390,053
21,390,053	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		21,390,053

Total Short Term Investments (Cost $64,170,160)					64,170,160

Total Investments - 99.8% (Cost $1,262,094,550)					1,254,962,375
Other Assets in Excess of Liabilities - 0.2%					2,970,831

NET ASSETS - 100.0%					$1,257,933,206

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $211,009,432 or 16.8% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of June 30, 2019

BRL	Brazilian Real

*	Non-income producing security

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	17.8%
Energy	15.2%
Utilities	13.0%
Telecommunications	8.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	7.2%
Transportation	6.7%
Consumer Products	5.9%
Short Term Investments	5.1%
Finance	5.1%
Mining	4.0%
Chemicals/Plastics	2.4%
Building and Development (including Steel/Metals)	2.3%
Hotels/Motels/Inns and Casinos	1.4%
Containers and Glass Products	1.0%
Pulp & Paper	1.0%
Chemical Products	0.9%
Conglomerates	0.9%
Real Estate	0.7%
Retailers (other than Food/Drug)	0.3%
Media	0.1%
Construction	0.0%	~
Other Assets and Liabilities	0.2%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Brazil	15.0%
India	11.7%
Mexico	11.5%
Chile	9.7%
Colombia	7.3%
Indonesia	7.0%
Argentina	6.8%
Panama	6.4%
United States	5.1%
Singapore	4.3%
Peru	2.3%
Malaysia	2.2%
Dominican Republic	1.9%
Philippines	1.8%
China	1.6%
Costa Rica	1.5%
Hong Kong	1.4%
Guatemala	1.0%
Thailand	0.4%
Israel	0.4%
Jamaica	0.3%
Paraguay	0.2%
Other Assets and Liabilities	0.2%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.